Business Combinations (Details 1) - Landsea Homes [Member] - Pinnacle West [Member] $ in Thousands	Jun. 20, 2019 USD ($)
Assets
Cash	$ 2,208
Real estate inventories	39,584
Goodwill	5,315
Other assets	60
Total assets	47,167
Liabilities
Accounts payable	2,626
Notes payable	16,228
Accrued expenses and other liabilities	2,543
Total liabilities	21,397
Net assets acquired	$ 25,770